Employee Benefits (Tables)	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Expense Related to Post-employment Benefit Plans under Defined Contribution Plans

The expenses related to post-employment benefit plans under defined contribution plans for the years ended December 31, 2015, 2016 and 2017 were as follows:

	2015		2016	2017
	(in millions of Won)
Expense related to post-employment benefit plans under defined contribution plans	￦	25,224	30,344	35,538

Amounts Recognized in Relation to Net Defined Benefit Liabilities in Statements of Financial Position

The amounts recognized in relation to net defined benefit liabilities in the statements of financial position as of December 31, 2016 and 2017 are as follows:

	2016		2017
	(in millions of Won)
Present value of funded obligations	￦	1,715,583	1,826,907
Fair value of plan assets (*1)		(1,693,118)	(1,714,166)
Present value of non-funded obligations		17,437	16,228

Net defined benefit liabilities	￦	39,902	128,969

(*1)	As of December 31, 2016 and 2017, the Company recognized net defined benefit assets amounting to ￦83,702 million and ￦8,224 million, respectively, since there are consolidated entities whose fair value of plan assets exceeded the present value of defined benefit obligations.

Changes in Present Value of Defined Benefit Obligations and Fair Value of Plan Assets

Changes in present value of defined benefit obligations for the years ended December 31, 2016 and 2017 were as follows:

	2016		2017
	(in millions of Won)
Defined benefit obligations at the beginning of period	￦	1,714,115	1,733,020
Current service costs		285,706	209,612
Interest costs		39,286	35,830
Remeasurements:		(32,927)	51,994
— Gain from change in financial assumptions		(72,910)	(50,218)
— Loss (gain) from change in demographic assumptions		(4,140)	15,952
— Others		44,123	86,260
Benefits paid		(278,278)	(185,220)
Others		5,118	(2,101)

Defined benefit obligations at the end of period	￦	1,733,020	1,843,135

Changes in fair value of plan assets for the years ended December 31, 2016 and 2017 were as follows:

	2016		2017
	(in millions of Won)
Fair value of plan assets at the beginning of period	￦	1,532,090	1,693,118
Interest on plan assets		37,385	45,516
Remeasurement of plan assets		(6,963)	(17,190)
Contributions to plan assets		328,671	164,828
Benefits paid		(189,817)	(168,643)
Others		(8,248)	(3,463)

Fair value of plan assets at the end of period	￦	1,693,118	1,714,166

Fair Value of Plan Assets

The fair value of plan assets as of December 31, 2016 and 2017 are as follows:

	2016		2017
	(in millions of Won)
Equity instruments	￦	56,187	41,218
Debt instruments		411,726	367,027
Deposits		1,167,475	1,254,571
Others		57,730	51,350

	￦	1,693,118	1,714,166

Amounts Recognized in Consolidated Statements of Comprehensive Income

The amounts recognized in consolidated statements of comprehensive income for the years ended December 31, 2015, 2016 and 2017 were as follows:

	2015		2016	2017
	(in millions of Won)
Current service costs	￦	239,508	285,706	209,612
Net interest costs (*1)		5,894	1,901	(9,686)

	￦	245,402	287,607	199,926

(*1)	The actual return on plan assets amounted to ￦32,630 million, ￦30,422 million and ￦28,326 million for the years ended December 31, 2015, 2016 and 2017, respectively.

The above expenses by function were as follows:

	2015		2016	2017
	(in millions of Won)
Cost of sales	￦	170,334	161,810	131,724
Selling and administrative expenses		74,210	124,994	67,424
Others		858	803	778

	￦	245,402	287,607	199,926

Accumulated Actuarial Gains (Losses), Net of Tax Recognized in Other Comprehensive Income

Accumulated actuarial gains (losses), net of tax recognized in other comprehensive income for the years ended December 31, 2015, 2016 and 2017 were as follows:

	2015		2016	2017
	(in millions of Won)
Beginning	￦	(314,106)	(272,152)	(251,612)
Current actuarial gains (losses)		41,954	20,540	(47,543)

Ending	￦	(272,152)	(251,612)	(299,155)

Principal Actuarial Assumptions

The principal actuarial assumptions as of December 31, 2016 and 2017 are as follows:

	2016	2017
	(%)
Discount rate	2.15~8.59	2.70~7.75
Expected future increase in salaries (*1)	1.00~10.00	1.04~10.00

(*1)	The expected future increase in salaries is based on the average salary increase rate for the past three years.

Changes to Defined Benefit Obligation Due to Reasonably Possible Changes to one of the Relevant Actuarial Assumptions

Reasonably possible changes at the reporting date to one of the relevant actuarial assumptions, holding other assumptions constant, would have affected the defined benefit obligation by the amounts shown below:

	1% Increase			1% Decrease
	Amount		Percentage (%)	Amount	Percentage (%)
	(in millions of Won)
Discount rate	￦	(123,568)	(6.7)	138,196	7.5
Expected future increase in salaries		136,385	7.4	(124,400)	(6.7)

Maturity of Expected Benefit Payments

As of December 31, 2017 the maturity of the expected benefit payments are as follows:

	Within 1 year		1 year - 5 years	5 years - 10 years	10 years - 20 years	After 20 years	Total
	(in millions of Won)
Benefits paid	￦	109,212	613,786	792,792	655,599	347,280	2,518,669